UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tiger Veda Management, LLC

Address:  101 Park Ave
          New York, New York 10178
          Attention: Manish Chopra


13F File Number: 028-12143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Manish Chopra
Title:  Managing Member
Phone:  212-984-2475


Signature, Place and Date of Signing:

/s/ Manish Chopra               New York, New York          November 12, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                2

Form 13F Information Table Entry Total:           22

Form 13F Information Table Value Total:           $143,547
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Form 13F File Number                       Name
--------------------                       ----

(1) 028-12144                              Tiger Veda Global L.P.
(2) 028-12700                              Tiger Veda L.P.


                                                             FORM 13F INFORMATION TABLE
                                                             Tiger Veda Management, LLC
                                                                 September 30, 2010


COLUMN 1                      COLUMN  2        COLUMN 3   COLUMN 4     COLUMN 5        COLUMN 6        COLUMN 7      COLUMN 8

                              TITLE                       VALUE     SHRS OR  SH/ PUT/  INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP      (X$1000)  PRN AMT  PRN CALL  DISCRETION      MANAGERS  SOLE   SHARED  NONE
--------------                ---------        ------     --------- -------- --- ----  -----------     --------- -----  ------- ----
CABLEVISION SYS CORP          CL A NY CABLVS   12686C109   5,919    226,000  SH        SHARED-DEFINED  (1), (2)   5,919
CHARTER COMMUNICATIONS INC D  CL A NEW         16117M305   2,113     65,000  SH        SHARED-DEFINED  (1), (2)   2,113
CIT GROUP INC                 COM NEW          125581801   4,658    114,119  SH        SHARED-DEFINED  (1), (2)   4,658
COCA COLA ENTERPRISES INC     COM              191219104  13,687    441,500  SH        SHARED-DEFINED  (1), (2)  13,687
DIRECTV                       COM CL A         25490A101   4,663    112,000  SH        SHARED-DEFINED  (1), (2)   4,663
DUOYUAN GLOBAL WTR INC        SPONSORED ADR    266043108     326     25,000  SH        SHARED-DEFINED  (1), (2)     326
ELECTRONIC ARTS INC           COM              285512109   9,046    550,000  SH        SHARED-DEFINED  (1), (2)   9,046
GPO AEROPORTUARIO DEL PAC SA  SPON ADR B       400506101   6,650    193,101  SH        SHARED-DEFINED  (1), (2)   6,650
IRIDIUM COMMUNICATIONS INC    COM              46269C102     237     27,742  SH        SHARED-DEFINED  (1), (2)     237
LANCASTER COLONY CORP         COM              513847103   2,138     45,000  SH        SHARED-DEFINED  (1), (2)   2,138
LORAL SPACE & COMMUNICATNS I  COM              543881106   7,577    145,152  SH        SHARED-DEFINED  (1), (2)   7,577
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT   55608B105  12,881    831,015  SH        SHARED-DEFINED  (1), (2)  12,881
MASTERCARD INC                CL A             57636Q104   8,848     39,500  SH        SHARED-DEFINED  (1), (2)   8,848
NATIONAL FUEL GAS CO N J      COM              636180101  12,227    236,000  SH        SHARED-DEFINED  (1), (2)  12,227
ORIENTAL FINL GROUP INC       COM              68618W100   5,105    383,822  SH        SHARED-DEFINED  (1), (2)   5,105
RENAISSANCERE HOLDINGS LTD    COM              G7496G103  14,031    234,000  SH        SHARED-DEFINED  (1), (2)  14,031
SBA COMMUNICATIONS CORP       COM              78388J106   5,795    143,800  SH        SHARED-DEFINED  (1), (2)   5,795
SCORPIO TANKERS INC           SHS              Y7542C106   1,295    114,700  SH        SHARED-DEFINED  (1), (2)   1,295
SEACOR HOLDINGS INC           COM              811904101   5,633     66,144  SH        SHARED-DEFINED  (1), (2)   5,633
SOUTHERN UN CO NEW            COM              844030106   8,144    338,495  SH        SHARED-DEFINED  (1), (2)   8,144
VISA INC                      COM CL A         92826C839   4,470     60,200  SH        SHARED-DEFINED  (1), (2)   4,470
YAHOO INC                     COM              984332106   8,105    572,000  SH        SHARED-DEFINED  (1), (2)   8,105



SK 25158 0004 1141469